Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Summary of stock option activity and related information

		Weighted Average
		Exercise	Remaining
		Price	Contractual	Aggregate
	Stock	Per	Term	Intrinsic Value
	Options	Share	(in years)	($ thousands)

Outstanding at January 1, 2015	7,012,341	18.11
Granted	250,000	15.53
Forfeited	(911,028)	19.18
Exercised	(744,374)	14.49
Expired	(13,836)	15.29

Outstanding at December 31, 2015	5,593,103	18.31	3.10

At December 31, 2015:
Vested and expected to vest	4,832,561	17.89	2.99	(8,241)
Exercisable	2,252,804	15.04	1.70	2,576

Schedule of key inputs and assumptions in stock option valuation models

	2015	2014	2013

Valuation model	Monte Carlo	Binomial	Binomial
Exercise price ($)	15.53	25.03	26.59
Expected option term (in years)	2.38	4.49	4.54
Expected volatility of the Company’s stock (%)	35.00	27.72	28.09
Risk-free interest rate (%)	1.06	0.25	0.58
Dividend yield (%)	5.15	3.63	4.27

Summary of stock award activity and related information

		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	PSUs	Fair Value	RSUs	Fair Value

Nonvested at January 1, 2015	2,265,375	22.39	—	—
Granted	2,204,963	7.58	1,538,583	19.52
Vested	(768,037)	17.90	(530,880)	19.57
Forfeited	(402,907)	22.73	(107,661)	19.57

Nonvested at December 31, 2015	3,299,394	13.50	900,042	19.49

At December 31, 2015:
Unrecognized cost for nonvested awards ($ thousands)	20,053		3,917
Weighted average future recognition period (in years)	1.58		0.40

Schedule of fair value of stock awards granted including weighted average grant date fair value

	2015	2014	2013

PSUs granted during the year	2,204,963	426,625	618,005
Weighted average grant date fair value	7.58	23.31	28.52

RSUs granted during the year	1,538,583	—	—
Weighted average grant date fair value	19.52	—	—

Schedule of stock-based compensation expense

	For the year ended December 31,
($ thousands)	2015	2014	2013

Cost of services	602	970	762
Cost of sales	675	60	48
Selling, general and administrative	15,700	12,127	9,993
Research and development	4,223	666	498

	21,200	13,823	11,301
Transaction expense, net	14,867	—	—

Share-based compensation expense before income taxes	36,067	13,823	11,301
Income tax benefit	15,349	4,711	4,122

Total share-based compensation, net of tax	20,718	9,112	7,179